Eaton Vance

Missouri Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.2%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,240,850
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,123,550
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.15%, 3/1/40(1)	1,000	1,000,000
University of Missouri, 5.00%, 11/1/25	1,000	1,179,360

		$4,543,760

Electric Utilities — 3.1%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,123,550
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,168,010

		$2,291,560

Escrowed/Prerefunded — 2.9%
Metropolitan St. Louis Sewer District, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,093,040
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,010,197

		$2,103,237

General Obligations — 31.0%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$917,970
Center School District No. 58, 4.00%, 3/1/38	1,000	1,113,160
Columbia School District, 5.00%, 3/1/31	1,000	1,044,240
Fenton Fire Protection District, 4.00%, 3/1/37	400	448,900
Fenton Fire Protection District, 4.00%, 3/1/38	500	559,415
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,206,800
Francis Howell R-III School District, Saint Charles County, 4.00%, 3/1/30(2)	1,500	1,747,020
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,043,700
Hazelwood School District, 5.00%, 3/1/27	1,000	1,246,170
Independence School District, 5.00%, 3/1/30	1,000	1,008,830
Independence School District, 5.50%, 3/1/34	1,000	1,253,600
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	206,820
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	802,060
Jefferson City School District, 5.00%, 3/1/36	1,000	1,181,870
Jefferson City School District, 5.00%, 3/1/38	500	599,370
Joplin Schools, 5.00%, 3/1/30	1,000	1,222,740
Kansas City, 3.125%, 2/1/39	1,000	1,035,770

Security	Principal Amount (000’s omitted)	Value
Kansas City, 5.00%, 2/1/32	$450	$562,154
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,132,090
Raytown C-2 School District, 5.00%, 3/1/39	1,000	1,248,450
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,110,070
University City School District, 0.00%, 2/15/32	1,000	757,810
University City School District, 0.00%, 2/15/33	1,000	732,120
Wentzville R-IV School District, 0.00%, 3/1/27	805	683,509

		$22,864,638

Hospital — 14.6%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,077,820
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,160,360
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,080,080
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,130,530
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,073,860
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,391,337
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,063,530
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,183,200
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,619,135

		$10,779,852

Housing — 4.1%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/39	$1,000	$1,022,110
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	1,000	1,003,870
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	950	1,008,463

		$3,034,443

Industrial Development Revenue — 2.6%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,946,776

		$1,946,776

Insured-Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,024,062
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	300,465

		$1,324,527

Insured-Escrowed/Prerefunded — 4.5%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,340	$3,307,702

		$3,307,702

Insured-General Obligations — 1.4%
Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,050,620

		$1,050,620

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 3.0%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,225,610

		$2,225,610

Insured-Lease Revenue/Certificates of Participation — 6.2%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$982,140
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,914,873
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,639,458

		$4,536,471

Insured-Special Tax Revenue — 4.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,030,344

		$3,030,344

Insured-Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,075,555
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,349,120

		$2,424,675

Lease Revenue/Certificates of Participation — 1.6%
Washington, Certificates of Participation, 5.00%, 3/1/28	$940	$1,170,460

		$1,170,460

Other Revenue — 4.1%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 1.13%, 12/1/37(1)	$3,000	$3,000,000

		$3,000,000

Senior Living/Life Care — 4.2%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$540,620
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,142,710
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	566,780
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	281,235
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	549,595

		$3,080,940

Water and Sewer — 1.9%
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	$1,000	$1,090,170
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	304,625

		$1,394,795

Total Tax-Exempt Municipal Securities — 100.6% (identified cost $69,054,107)		$74,110,410

Taxable Municipal Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.1%
St. Louis Land Clearance for Redevelopment Authority, (Kiel Opera House Renovation), 5.00%, 10/1/35(2)	$30	$29,922

Total Taxable Municipal Securities — 0.1% (identified cost $29,925)		$29,922

Trust Units — 0.1%

Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.1%
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(3)	$234	$32,242
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(3)	712	35,604

Total Trust Units — 0.1% (identified cost $59,699)		$67,846

Total Investments — 100.8% (identified cost $69,143,731)		$74,208,178

Other Assets, Less Liabilities — (0.8)%		$(555,861)

Net Assets — 100.0%		$73,652,317

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 12.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

(2)	When-issued security.

(3)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$74,110,410	$—	$74,110,410
Taxable Municipal Securities	—	29,922	—	29,922
Trust Units	—	67,846	—	67,846
Total Investments	$—	$74,208,178	$—	$74,208,178

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.